UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                              Raymond L. McFeetors
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Global Bond Portfolio

                                  Annual Report

                                December 31, 2005

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Global Bond Portfolio

Many global bond markets generated positive returns in local currency terms from July 5, 2005, through December 31, 2005, but declined in U.S. dollar terms due to dollar strength against most major currencies. Despite a difficult market environment Maxim Global Bond Portfolio rose 0.90% from July 5, 2005 through December 31, 2005, while the benchmark Citigroup World Government Bond Index
(WGBI) declined 0.87% in unhedged U.S. dollar terms during the same period. The Fund's outperformance relative to its benchmark was largely the result of currency diversification and country selection in non-Japan Asia, non-euro Europe and the Americas excluding the U.S. As global interest rates rose during the period, the Fund maintained a relatively short duration, which made the portfolio less sensitive to interest rate changes. At period-end, the Fund was overweighted in non-U.S. dollar investments based on our belief that the temporary factors supporting U.S. dollar strength could fade due to global imbalances characterized by a U.S. current account deficit of more than 6% of gross domestic product and massive Asian foreign reserve accumulation. We sought to position the Fund to benefit from the diminishing impact of the Homeland Investment Act, which allowed U.S. corporations to repatriate profits through 2005 at lower tax rates, a pause in the U.S. interest rate tightening cycle as the Federal Reserve Board approaches a neutral interest rate, and easing high oil prices that support inflows to the U.S. from oil exporting countries.

1.       Souce:  Bloomberg

                  Maxim Global Bond Portfolio     Citigroup World
                                               Government Bond Index
    7/26/1999              10,000.00                 10,000.00
   12/31/1999               9,875.00                 10,134.57
    12/312000              10,765.73                 11,219.18
   12/31/2001              11,132.84                 11,918.88
    12/312002              12,306.24                 12,868.81
    12/312003              13,211.98                 13,122.57
    12/312004              13,851.44                 13,755.53
   12/31/2005              13,937.31                 14,459.31



Maxim Global Bond Portfolio
Total Return -

One Year:         0.62%
Five Year:        5.30%
Since Inception:  5.24%



Portfolio Inception:       7/26/99

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup World Government Bond Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Deloitte & Touche LLP

February 23, 2006

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
      Investments in securities, market value  (1)                                                   $           241,591,040
      Cash denominated in foreign currencies  (2)                                                                  3,251,794
      Interest receivable                                                                                          3,807,396
      Subscriptions receivable                                                                                       546,910
      Receivable for investments sold                                                                              4,433,566
                                                                                                       ----------------------
                                                                                                       ----------------------

      Total assets                                                                                               253,630,706
                                                                                                       ----------------------
                                                                                                       ----------------------

LIABILITIES:
      Due to investment adviser                                                                                      270,645
      Redemptions payable                                                                                          1,164,916
      Payable for investments purchased                                                                            5,986,605
      Payable to custodian                                                                                            87,057
      Unrealized depreciation on forward foreign currency contracts                                                  425,682
                                                                                                       ----------------------
                                                                                                       ----------------------

      Total liabilities                                                                                            7,934,905
                                                                                                       ----------------------
                                                                                                       ----------------------

NET ASSETS                                                                                           $           245,695,801
                                                                                                       ======================
                                                                                                       ======================

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                                  $             2,462,260
      Additional paid-in capital                                                                                 245,451,917
      Net unrealized depreciation on investments                                                                  (5,228,709)
      Undistributed net investment income                                                                          2,206,936
      Accumulated net realized gain on investments and forward foreign currency contracts                            803,397
                                                                                                       ----------------------
                                                                                                       ----------------------

NET ASSETS                                                                                           $           245,695,801
                                                                                                       ======================
                                                                                                       ======================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                $                  9.98
                                                                                                       ======================
                                                                                                       ======================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                                 100,000,000
      Outstanding                                                                                                 24,622,599

(1)  Cost of investments in securities:                                                              $           246,348,482
(2)  Cost of cash denominated in foreign currencies:                                                               3,297,379

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2005
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                         $         7,679,696
     Foreign withholding tax                                                                                      (84,622)
                                                                                                        ------------------
                                                                                                        ------------------

     Total income                                                                                               7,595,074
                                                                                                        ------------------
                                                                                                        ------------------

EXPENSES:
     Management fees                                                                                            3,038,153
                                                                                                        ------------------
                                                                                                        ------------------

NET INVESTMENT INCOME                                                                                           4,556,921
                                                                                                        ------------------
                                                                                                        ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                           3,990,256
     Net realized gain on forward foreign currency contracts                                                    9,472,182
     Change in net unrealized depreciation on investments                                                     (16,894,554)
     Change in net unrealized depreciation on forward foreign currency contracts                                  575,948
                                                                                                        ------------------
                                                                                                        ------------------

     Net realized and unrealized loss on investments and forward foreign currency contracts                    (2,856,168)
                                                                                                        ------------------
                                                                                                        ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $         1,700,753
                                                                                                        ==================
                                                                                                        ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2005 AND 2004

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                   2005              2004
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                                  $       4,556,921 $      3,609,722
     Net realized gain on investments                                                               3,990,256       11,904,459
     Net realized gain (loss) on forward foreign currency contracts                                 9,472,182       (7,290,533)
     Change in net unrealized appreciation (depreciation) on investments                          (16,894,554)       3,154,026
     Change in net unrealized depreciation on forward foreign currency contracts                      575,948            6,929
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase in net assets resulting from operations                                           1,700,753       11,384,603
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                   (12,419,609)      (5,011,308)
     From net realized gains                                                                       (4,183,356)      (2,009,088)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Total distributions                                                                          (16,602,965)      (7,020,396)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                            125,778,783      155,104,569
     Reinvestment of distributions                                                                 16,602,965        7,020,396
     Redemptions of shares                                                                       (108,714,170)     (72,891,558)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase in net assets resulting from share transactions                                  33,667,578       89,233,407
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Total increase in net assets                                                                  18,765,366       93,597,614

NET ASSETS:
     Beginning of period                                                                          226,930,435      133,332,821
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     End of period  (1)                                                                     $     245,695,801 $    226,930,435
                                                                                              ================  ===============
                                                                                              ================  ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                          11,999,966       14,937,866
     Issued in reinvestment of distributions                                                        1,640,284          666,368
     Redeemed                                                                                     (10,366,906)      (6,988,982)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase                                                                                   3,273,344        8,615,252
                                                                                              ================  ===============
                                                                                              ================  ===============

(1) Including undistributed net investment income                                           $       2,206,936 $        592,449

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                               Year Ended December 31,
                                                      ---------------------------------------------------------------------
                                                      ---------------------------------------------------------------------
                                                          2005          2004           2003          2002          2001
                                                      -------------  ------------  -------------  -----------   -----------
                                                      -------------  ------------  -------------  -----------   -----------
Net Asset Value, Beginning of Period                $        10.63 $       10.47 $        10.34 $       9.75  $       9.76

Income from Investment Operations

Net investment income                                         0.60          0.25           0.17         0.28          0.71
Net realized and unrealized gain (loss)                      (0.52)         0.25           0.58         0.74         (0.38)
                                                      -------------  ------------  -------------  -----------   -----------
                                                      -------------  ------------  -------------  -----------   -----------

Total Income From Investment Operations                       0.08          0.50           0.75         1.02          0.33
                                                      -------------  ------------  -------------  -----------   -----------
                                                      -------------  ------------  -------------  -----------   -----------

Less Distributions

From net investment income                                   (0.54)        (0.25)         (0.19)       (0.32)        (0.18)
From net realized gains                                      (0.19)        (0.09)         (0.43)       (0.11)        (0.16)
                                                      -------------  ------------  -------------  -----------   -----------
                                                      -------------  ------------  -------------  -----------   -----------

Total Distributions                                          (0.73)        (0.34)         (0.62)       (0.43)        (0.34)
                                                      -------------  ------------  -------------  -----------   -----------
                                                      -------------  ------------  -------------  -----------   -----------

Net Asset Value, End of Period                      $         9.98 $       10.63 $        10.47 $      10.34  $       9.75
                                                      =============  ============  =============  ===========   ===========
                                                      =============  ============  =============  ===========   ===========


Total Return                                                 0.62%         4.84%          7.36%       10.54%         3.41%

Net Assets, End of Period ($000)                    $      245,696 $     226,930 $      133,333 $    138,533  $    112,247

Ratio of Expenses to Average Net Assets                      1.30%         1.30%          1.30%        1.30%         1.30%

Ratio of Net Investment Income to Average Net Assets         1.95%         2.00%          2.12%        2.86%         2.95%

Portfolio Turnover Rate                                    246.45%       245.82%        225.08%      275.23%       227.53%


See notes to financial statements.


MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2005 and 2004

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

        For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

        Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

        Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign equity securities are also subject to a fair value pricing review daily (see below). Effective February 9, 2005, foreign exchange rates are valued utilizing the New York closing rates instead of the London closing rates.

        Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2005 were $1,385,389, $1,314,605 and 0.54%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Forward Currency Transactions

        The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2005, there were thirty-four Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $96,750 for the year ended December 31, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $428,672,980 and $410,211,112, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $41,115,423 and $80,634,538, respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2005, the U.S. Federal income tax cost basis was $246,280,258. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $1,288,306 and gross depreciation of securities in which there was an excess of tax cost over value of $5,977,524 resulting in net depreciation of $4,689,218.

5. FORWARD FOREIGN CURRENCY CONTRACTS

       As of December 31, 2005, the Portfolio held the following forward foreign currency contracts:

                                                                                                            Net
                                                             Delivery                                   Unrealized
                                                               Value               Settlement          Appreciation
                                                        (Foreign Currency)            Date            (Depreciation)
                                                       ----------------------    ----------------    ------------------
      Short Contracts:
         Euro Dollar (Romanian New Leu)                           2,304,000         April 2006    $    35,062
         Euro Dollar (Romanian New Leu)                           2,496,000          July 2006         23,196
         Euro Dollar (Romanian New Leu)                           2,000,000       September 2006       28,174
         New Zealand Dollar (Indian Rupee)                        1,574,369          June 2006         24,760
         New Zealand Dollar (Thai Baht)                             844,119        November 2006       32,031
         New Zealand Dollar (South Korean Won)                      875,033        December 2006       41,429
         New Zealand Dollar (Thai Baht)                             841,146        December 2006       31,960

      Long Contracts:
         Indian Rupee (New Zealand Dollar)                       48,500,000          June 2006         (8,997)
         Norwegian Krone (U.S. Dollar)                           28,249,000          May 2006          (254,239)
         Polish Zloty (U.S. Dollar)                              58,000,000          May 2006          260,856
         Romanian New Leu (Euro Dollar)                           8,322,048         April 2006         (171,157)
         Romanian New Leu (Euro Dollar)                           9,072,960          July 2006         (179,884)
         Romanian New Leu (Euro Dollar)                           7,035,000       September 2006       (216,063)
         Slovak Koruna (U.S. Dollar)                            364,000,000          May 2006          (144,774)
         South Korean Won (U.S. Dollar)                      34,800,000,000          May 2006          469,617
         South Korean Won (New Zealand Dollar)                  625,000,000        December 2006       18,798
         Swedish Krona (U.S. Dollar)                             52,000,000          May 2006          (392,747)
         Thai Baht (U.S. Dollar)                                185,000,000          May 2006          (25,029)
         Thai Baht (New Zealand Dollar)                          24,000,000        November 2006       149
         Thai Baht (New Zealand Dollar)                          24,000,000        December 2006       1,176
                                                                                                     ------------------

      Net Depreciation                                                                            $    (425,682)
                                                                                                     ==================


6.



DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December
31, 2005 and 2004 were as follows:

                                                                                   2005                2004
                                                                              ----------------    ---------------
                                                                                                  ---------------
      Distributions paid from:
          Ordinary income                                                          16,484,520          6,498,269
          Long-term capital gain                                                      118,445            522,127
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                   16,602,965          7,020,396
                                                                              ================    ===============


       As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                    2,301,650
      Undistributed capital gains                                                                        326,166
                                                                                                  ---------------
      Net accumulated earnings                                                                         2,627,816
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized depreciation on investments                                                     (5,160,485)
      Cumulative effect of other timing differences                                                      314,293
      Capital loss carryforwards                                                                               0
      Post-October currency losses                                                                             0
      Post-October losses                                                                                      0
                                                                                                  ---------------
                                                                                                  ---------------
      Tax composition of capital                                                                     (2,218,376)
                                                                                                  ===============


       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2005 the Portfolio reclassified $9,477,175 from accumulated realized gain on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

CANADIAN - FEDERAL --- 4.36%
  1,995,000 Government of Canada                                       1,744,846
        CAD Bonds
            5.750% September 1, 2006
    970,000 Government of Canada ~                                       832,484
        CAD Zero Coupon
            2.600% January 26, 2006
  9,345,000 Government of Canada ~                                     7,773,123
        CAD Zero Coupon
            3.700% November 30, 2006
    210,000 Government of Canada ~                                       179,755
        CAD Zero Coupon
            3.190% February 23, 2006
                                                                     $10,530,208

CANADIAN - PROVINCIAL --- 8.38%
  5,775,000 Province of British Columbia                               5,031,794
        CAD Unsubordinated Debentures
            5.250% December 1, 2006
  4,850,000 Province of Manitoba                                       4,218,910
        CAD Debentures
            5.100% December 1, 2006
 12,800,000 Province of Ontario                                       10,992,948
        CAD Notes
            3.500% September 8, 2006
                                                                     $20,243,652

FOREIGN BANKS --- 7.69%
  5,680,000 KfW Bankengruppe                                           3,882,216
        NZD Foreign Government Guaranteed Bonds
            6.375% February 17, 2015
  5,000,000 KfW International Finance Inc                              4,911,755
            Foreign Government Guaranteed Notes
            2.375% September 25, 2006
  9,700,000 Korea Development Bank ++                                  9,767,392
            Bonds
            4.380% October 20, 2009
                                                                     $18,561,363

FOREIGN GOVERNMENTS --- 64.64%
    720,000 Deutsche Bundesrepublik                                      859,738
        EUR Bonds
            3.250% April 9, 2010
    670,000 Deutsche Bundesrepublik                                      804,036
        EUR Bonds
            4.000% February 16, 2007

    200,000 Deutsche Bundesrepublik                                      258,357
        EUR Bonds
            5.250% July 4, 2010
    220,000 Deutsche Bundesrepublik                                      269,387
        EUR Bonds
            3.750% July 4, 2013
 10,447,500 Government of Argentina ++                                 9,349,468
            Bonds
            4.005% August 3, 2012
  9,230,000 Government of Australia                                    7,094,014
        AUD Notes
            6.000% October 14, 2015
  8,540,000 Government of Australia                                    6,427,617
        AUD Bonds
            6.000% May 1, 2012
  1,150,000 Government of Austria                                      1,487,640
        EUR Bonds
            5.500% January 15, 2010
  1,400,000 Government of Austria                                      2,313,155
        EUR Bonds
            6.250% July 15, 2027
    460,000 Government of Austria                                        567,425
        EUR Bonds
            5.000% January 15, 2008
  3,595,000 Government of Austria                                      4,791,854
        EUR Senior Unsecured Unsubordinated Notes
            4.650% January 15, 2018
435,000,000 Government of Austria                                      6,897,872
        ISK Senior Unsubordinated Notes
            9.000% September 15, 2006
    490,000 Government of Austria #                                      606,908
        EUR Notes
            5.500% October 20, 2007
    540,000 Government of Austria #                                      707,697
        EUR Senior Unsecured Unsubordinated Notes
            5.000% July 15, 2012
  2,090,000 Government of Belgium                                      2,653,744
        EUR Bonds
            4.250% September 28, 2014
    280,000 Government of Belgium                                        367,649
        EUR Bonds
            5.000% September 28, 2012
    730,000 Government of Belgium                                        945,591
        EUR Bonds
            8.500% October 1, 2007
    520,010 Government of Brazil ++                                      513,509
            Bonds
            5.640% April 15, 2012
  1,680,000 Government of Finland                                      2,274,193
        EUR Bonds
            5.375% July 4, 2013
  1,980,000 Government of Finland                                      2,493,292
        EUR Bonds
            5.000% April 25, 2009
  1,800,000 Government of Finland                                      2,305,017
        EUR Senior Unsubordinated Bonds
            4.250% July 4, 2015
    170,000 Government of France                                         218,861
        EUR Bonds
            4.250% April 25, 2019
    180,000 Government of France                                         219,031
        EUR Notes
            4.750% July 12, 2007
    390,000 Government of France                                         485,506
        EUR Bonds
            4.000% April 25, 2013
    400,000 Government of Greece                                         510,195
        EUR Bonds
            4.500% May 20, 2014
    250,000 Government of Greece                                         387,078
        EUR Bonds
            6.500% October 22, 2019
    820,000 Government of Greece                                       1,048,537
        EUR Bonds
            4.600% May 20, 2013
3,700,000,000 Government of Indonesia                                    383,925
        IDR Bonds
            14.000% June 15, 2009
59,450,000,000 Government of Indonesia                                 5,019,665
        IDR Bonds
            10.750% May 15, 2016
34,700,000,000 Government of Indonesia                                 2,866,357
        IDR Bonds
            11.000% November 15, 2020
845,000,000 Government of Indonesia                                       74,614
        IDR Bonds
            11.000% October 15, 2014
5,375,000,000 Government of Indonesia                                    567,572
        IDR Bonds
            14.275% December 15, 2013
4,450,000,000 Government of Indonesia                                    450,883
        IDR Bonds
            13.150% March 15, 2010
1,057,000,000 Government of Indonesia                                     92,904
        IDR Bonds
            10.000% October 15, 2011
52,150,000,000 Government of Indonesia                                 5,504,111
        IDR Bonds
            14.250% June 15, 2013
35,000,000,000 Government of Indonesia                                 2,777,202
        IDR Bonds
            9.500% June 15, 2015
  1,760,000 Government of Ireland                                      2,310,820
        EUR Bonds
            4.600% April 18, 2016
    290,000 Government of Ireland                                        382,991
        EUR Bonds
            5.000% April 18, 2013
  5,000,000 Government of Italy                                        4,985,815
            Notes
            4.375% October 25, 2006
    930,000 Government of Italy                                          925,936
            Bonds
            2.500% March 31, 2006
 20,660,000 Government of Malaysia                                     5,842,809
        MYR Bonds
            6.450% July 1, 2008
    200,000 Government of Netherlands                                    237,020
        EUR Bonds
            6.000% January 15, 2006
     80,000 Government of Netherlands                                    104,374
        EUR Bonds
            5.500% July 15, 2010
     90,000 Government of Netherlands                                    114,007
        EUR Bonds
            4.250% July 15, 2013
    830,000 Government of New Zealand                                    579,252
        NZD Bonds
            6.000% April 15, 2015
  6,260,000 Government of New Zealand                                  4,475,880
        NZD Bonds
            6.500% April 15, 2013
 53,650,000 Government of Norway                                       8,262,337
        NOK Bonds
            6.750% January 15, 2007
 17,325,000 Government of Norway ~                                     2,502,246
        NOK Zero Coupon
            2.640% December 20, 2006
 26,380,000 Government of Peru                                         7,886,108
        PEN Bonds
            8.600% August 12, 2017
  2,000,000 Government of Peru                                           555,014
        PEN Bonds
            7.840% August 12, 2020
  3,930,000 Government of Philippines                                  4,347,563
            Bonds
            8.875% March 17, 2015
  3,500,000 Government of Poland                                       1,142,624
        PLN Bonds
            5.750% September 23, 2022
    750,000 Government of Poland                                         242,615
        PLN Bonds
            8.500% May 12, 2007
    376,000 Government of Singapore                                      224,211
            Bonds
            1.750% February 1, 2007
 19,520,000 Government of Singapore                                   11,948,579
        SGD Bonds
            4.000% March 1, 2007
    630,000 Government of Spain                                          760,751
        EUR Bonds
            8.800% April 30, 2006
 70,790,000 Government of Sweden                                       9,667,074
        SEK Bonds
            8.000% August 15, 2007
  3,285,000 Government of Sweden ~                                       404,645
        SEK Zero Coupon
            2.240% December 20, 2006
 10,630,000 Government of Sweden ~                                     1,318,377
        SEK Zero Coupon
            2.060% September 20, 2006
 32,000,000 Government of Thailand ~                                     769,479
        THB Zero Coupon
            2.730% June 8, 2006
 18,000,000 Government of Thailand ~                                     429,833
        THB Zero Coupon
            3.310% August 24, 2006
260,000,000 Government of Thailand ~                                   6,244,227
        THB Zero Coupon
            2.730% June 22, 2006
190,000,000 Government of Thailand ~                                   4,557,337
        THB Zero Coupon
            2.730% July 6, 2006
    365,000 Government of Venezuela ++                                   357,700
            Notes
            5.670% April 20, 2011
                                                                    $156,174,228

SUPRANATIONALS --- 2.96%
  5,000,000 European Investment Bank                                   5,006,330
            Notes
            4.875% September 6, 2006
 80,000,000 Inter-American Development Bank                            1,271,301
            Notes
        ISK 9.000% January 4, 2007
  1,300,000 Inter-American Development Bank                              867,055
            Senior Unsecured Notes
        NZD 6.000% December 15, 2017
                                                                      $7,144,686

U.S. MUNICIPAL --- 3.40%
  8,300,000 Texas State Public Finance Authority                       8,225,134
            Revenue Bonds
            2.625% June 15, 2006
                                                                      $8,225,134

TOTAL BONDS --- 91.43%                                              $220,879,271
(Cost $225,633,713)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

 18,465,000 Federal Home Loan Bank                                    18,459,769
               3.400%, January 3, 2006
  2,255,000 Pennsylvania Convention Center Authority                   2,255,000
               4.590%, September 1, 2006

TOTAL SHORT-TERM INVESTMENTS --- 8.57%                               $20,714,769
(Cost $20,714,769)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $241,591,040
(Cost $246,348,482)

# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale. ~ For zero coupon bond, the interest rate shown is the effective yield on date of purchase. ++ Represents the current interest rate for variable rate security. See Notes to Financial Statements.

Currency Abbreviations AUD - Australian Dollars CAD - Canadian Dollars EUR - Euro Dollars IDR - Indonesian Rupiah ISK - Icelandic Krona MYR - Malaysian Ringgit NOK - Norwegian Krone NZD - New Zealand Dollars PEN - Peruvian New Sol PLN - Polish Zloty SEK - Swedish Krona SGD - Singapore Dollars THB - Thai Baht

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SUMMARY OF INVESTMENTS BY COUNTRY
DECEMBER 31, 2005
UNAUDITED

                                                         % of Portfolio
          Country                     Value ($)            Investments
----------------------------    ---------------------    ----------------
Argentina                    $             9,349,468               3.87%
Australia                                 13,521,631               5.60%
Austria                                   17,372,551               7.19%
Belgium                                    3,966,984               1.64%
Canada                                    30,773,860              12.74%
Denmark                                    2,191,518               0.91%
European Community                         5,006,330               2.07%
Finland                                    7,072,502               2.93%
France                                       923,398               0.38%
Germany                                    3,882,216               1.61%
Greece                                     1,945,810               0.81%
Indonesia                                 17,737,233               7.34%
Ireland                                    2,693,811               1.12%
Italy                                      5,911,751               2.45%
Korea                                      9,767,392               4.04%
Latin America                              2,138,356               0.89%
Malaysia                                   5,842,809               2.42%
Netherlands                                  455,401               0.19%
New Zealand                                5,055,132               2.09%
Norway                                    10,764,583               4.46%
Peru                                       8,441,122               3.49%
Philippines                                4,347,563               1.80%
Poland                                     1,385,239               0.57%
Singapore                                 12,172,790               5.04%
Spain                                        760,751               0.31%
Sweden                                    11,390,096               4.71%
Thailand                                  12,000,876               4.97%
United States                             34,362,167              14.21%
Venezuela                                    357,700               0.15%
                                ---------------------    ----------------
                             $           241,591,040             100.00%
                                =====================    ================

SHAREHOLDER EXPENSE EXAMPLE
Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2005 to December 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                Beginning         Ending       Expenses Paid
                              Account Value   Account Value    During Period*
                               (6/30/2005)     (12/31/2005)  (6/30/05-12/31/05)

 Actual                          $ 1,000.00       $ 1,002.56      $ 6.56

 Hypothetical
 (5% return before expenses)     $ 1,000.00       $ 1,018.65      $ 6.61

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT
On June 13, 2005, the Board of Directors of Maxim Series Fund, Inc. (the "Fund') approved a Sub-Advisory Agreement between GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), the Fund and Franklin Advisers, Inc., a California corporation, registered as an investment adviser under the Investment Advisers Act of 1940 ("Franklin"), authorizing Franklin to serve as the sub-adviser for the Maxim Global Bond Portfolio (the "New Sub-Advisory Agreement"). The New Sub-Advisory Agreement became effective July 5, 2005, and is the same in all substantive respects to the previous Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement"), dated August 30, 2004, in effect between MCM, the Fund and Standish Mellon Asset Management, Inc., ("Standish") except the effective date and termination dates are different. Franklin began serving as an investment adviser to the Portfolio commencing on July 5, 2005. There was no change in the advisory fees paid by the Fund to MCM; however, a new breakpoint schedule applies to sub-advisory fees paid by MCM to Franklin, resulting in a decrease in the sub-advisory fee on aggregate assets below $250 million from the fee paid by MCM to Standish under the Previous Sub-Advisory Agreement. For its services provided under the Previous Sub-Advisory Agreement, Standish was paid by MCM a fee computed daily and paid monthly based on the aggregate assets of the Portfolio as set forth below:

                           Annual Fee                         Assets
                           ----------                         ------
                           .55%                               first $25 million
                           .45%                               next $50 million
                           .35%                               next $175 million
                           .25%                               over $250 million

         For its services provided under the New Sub-Advisory Agreement, Franklin is paid by MCM according to following fee structure:

                           Annual Fee                         Assets
                           ----------                         ------
                           .30%                               first $100 million
                           .275%                              next $200 million
                           .25%                               over $300 million

         MCM pays Franklin's sub-advisory fee.

         The change of Sub-advisers was due to performance of the Portfolio. In making the change, MCM reviewed current performance of the Portfolio and considered various criteria in connection with the change of sub-advisers including: (1) the nature, extent and quality of services; (2) investment performance; (3) management fees and expenses; and (4) other factors such as Franklin's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies. Upon completion of the review process, MCM recommended to the Board of Directors of the Fund approval of Franklin as the new Sub-adviser of the Portfolio.

         The Board of Directors then undertook to review the recommendation of MCM.

         Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by Franklin. In this regard, the Board considered, among other things, Franklin's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered Franklin's reputation for management of their specific investment strategies, and Franklin's overall financial condition, technical resources, and operational capabilities. The Board also considered Franklin's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolio and procedures Franklin uses for obtaining best execution for transactions in the Portfolio.

         Investment Performance. The Board reviewed information regarding the investment performance of the Portfolio as managed by Standish, as compared against various benchmarks and the performance of similar funds currently managed by Franklin as well as similar funds managed by other companies and the peer group for the applicable asset class. The performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolio's Morningstar category and overall ratings. Based on the information provided, the Board concluded that the Portfolio, as managed by Standish, underperformed as compared against various benchmarks, as well as against similar funds currently managed by Franklin and other companies and the peer group for the applicable asset class.

         Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for the Portfolio, noting that the total annual portfolio operating expenses for the Portfolio would remain the same. The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to the Portfolio. In evaluating the management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by Franklin. The Board also considered the Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolio (including management fees) were within the range of fees paid by similar funds, and that the Portfolio's expenses ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to Franklin were the result of arms-length negotiations since Franklin is not an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by Franklin, Franklin's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies. The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

-----------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- ------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (80)    Director     March 22, 1988    President Emeritus, Denver Metro         34
                                  to present        Chamber of Commerce
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         34
Koeppe (73)                       to present

------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       34
(65)                              to present        and Daniel, P.C.
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    Beginning January 1, 2006:  Vice        34       Director,
McCallum (63)        President    present            Chairman, Great-West Life &                      Great-West
                                                     Annuity Insurance Company                        Lifeco Inc.,
                                                     ;Through December 31, 2005:                      Great-West Life
                                                     President and Chief Executive                    & Annuity
                                                     Officer of Great-West Life &                     Insurance
                                                     Annuity Insurance Company, United                Company, First
                                                     States Operations of The                         Great-West Life
                                                     Great-West Life Assurance                        & Annuity
                                                     Company, and the United States                   Insurance
                                                     Operations of The Canada Life                    Company, GWL&A
                                                     Assurance Company;  Co-President                 Financial Inc.,
                                                     and Chief Executive Officer of                   The Great-West
                                                     Great-West Lifeco Inc.;                          Life Assurance
                                                     President and Chief Executive                    Company, The
                                                     Officer of GWL&A Financial Inc.                  Canada Life
                                                     and Canada Life Insurance Company                Assurance
                                                     of America (through February 13,                 Company, Canada
                                                     2006); President and Chief                       Life Insurance
                                                     Executive Officer of First                       Company of
                                                     Great-West Life & Annuity                        America, and
                                                     Insurance Company and Alta Health                Alta Health &
                                                     & Life Insurance Company                         Life Insurance
                                                                                                      Company.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            34       Director, Alta
Graye (50)                        present            Chief Financial Officer of                       Health & Life
                                                     Great-West Life & Annuity                        Insurance
                                                     Insurance Company, First                         Company, EMJAY
                                                     Great-West Life & Annuity                        Corporation,
                                                     Insurance Company, Canada Life                   EMJAY Retirement
                                                     Insurance Company of America,                    Plan Services,
                                                     GWL&A Financial, Inc., the United                Inc., GWL
                                                     States Operations of The                         Properties,
                                                     Great-West Life Assurance                        Inc., Great-West
                                                     Company, and the United States                   Benefit
                                                     Operations for The Canada Life                   Services, Inc.;
                                                     Assurance Company;  President, GW                Manager, GW
                                                     Capital Management, LLC,  Orchard                Capital
                                                     Capital Management, LLC, and GWL                 Management, LLC,
                                                     Properties, Inc.; Executive Vice                 Orchard Capital
                                                     President, Orchard Trust Company,                Management, LLC,
                                                     LLC                                              Orchard Trust
                                                                                                      Company, LLC and
                                                                                                      FASCore, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        34           Manager,
(59)                              2001 to present    Administration of Great-West Life                    Greenwood
                                                     & Annuity Insurance Company,                       Investments,
                                                     GWL&A Financial, Inc., the United                 LLC; Director,
                                                     States Operations of The                            Great-West
                                                     Great-West Life Assurance                             Benefit
                                                     Company, the United States                        Services, Inc.,
                                                     Operations of The Canada Life                     GWL Properties,
                                                     Assurance Company; Senior Vice                         Inc.
                                                     President, Corporate Finance and
                                                     Investment Operations of Canada
                                                     Life Insurance Company of
                                                     America, EMJAY Corporation, EMJAY
                                                     Retirement Plan Services, Inc.,
                                                     FASCore, LLC and Orchard Trust
                                                     Company, LLC.  Senior Vice
                                                     President and Treasurer, GW
                                                     Capital Management, LLC, and
                                                     Orchard Capital Management, LLC;
                                                     President, Greenwood Investments,
                                                     LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President, Counsel and             34             None
Byrne (50)                        to present         Associate Secretary, Great-West
                                                     Life & Annuity Insurance
                                                     Company, GWL&A Financial
                                                     Inc., First Great-West Life
                                                     & Annuity Insurance
                                                     Company, Canada Life
                                                     Insurance Company of
                                                     America, the United States
                                                     Operations of The
                                                     Great-West Life Assurance
                                                     Company, the United States
                                                     Operations of The Canada
                                                     Life Assurance Company;
                                                     Vice President, Counsel and
                                                     Secretary, FASCore, LLC;
                                                     Vice President and Counsel,
                                                     Orchard Trust Company, LLC;
                                                     Secretary and Chief
                                                     Compliance Officer, GW
                                                     Capital Management, LLC,
                                                     Orchard Capital Management,
                                                     LLC, GWFS Equities, Inc.,
                                                     and Advised Assets Group,
                                                     LLC; Secretary and
                                                     Compliance Officer, EMJAY
                                                     Corporation, EMJAY
                                                     Retirement Plan Services,
                                                     Inc., BenefitsCorp, Inc.,
                                                     BenefitsCorp, Inc. of
                                                     Wyoming, Secretary,
                                                     Greenwood Investments, LLC
                                                     and One Orchard Equities,
                                                     Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

*    Refers to a Director or officer who is an "interested person" of Maxim
     Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent
     Director."

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $32,250                 0                    0                  $32,250
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2005, there were 34 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at http://www.sec.gov.



ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) During the period covered by this report, there have been no amendments made to the registrant's Code of Ethics.

(d) During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)  A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $252,000 for fiscal year 2004 and $272,700 for fiscal year 2005.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $33,000 for fiscal year 2004 and $35,300 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $174,085 for fiscal year 2004 and $133,810 for fiscal year 2005. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)(1) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.(2)

(1) No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(2) With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.



         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)(3) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.(4) The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2004 equaled $429,000, and for fiscal year 2005 equaled $499,505.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(3) For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

(4) No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  SCHEDULE OF INVESTMENTS.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item10.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.


TURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.



By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By:      /s/ W. T. McCallum
         ------------------
         W. T. McCallum President

Date:    February 28, 2006



By:      /s/ G. R. McDonald
         ------------------
         G. R. McDonald Treasurer

Date:    February 28, 2006